Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2023
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 5 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

1)	Financial risk factors

The Group is exposed to a variety of financial risks such as: market risks, credit risks and liquidity risks. The Group’s overall risk management plan focuses on the unpredictability of financial markets and seeks to minimize the potential adverse effects on the Group’s financial performance.

Risk management is performed by the finance department according to the policy authorized by the board of directors.

a)	Market risk - Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

The Group operates internationally and is exposed to foreign exchange risks due to exposure to Foreign Currencies, primarily the NIS. Foreign exchange risk arises from future commercial transactions, assets or liabilities denominated in foreign currency.

The Group’s policy to reduce the exposure to changes in exchange rates is based on maintaining, where possible, the balances of current monetary assets, according to the currency of the current liabilities.

As of December 31, 2023, and 2022, if the Group’s functional (USD) had weakened/strengthened by 10% against the NIS, with all other variables held constant, the loss for the year would decrease/increase by USD 120 thousand and USD 600 thousand, accordingly.

b)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

Credit risks are treated at the Group level. Credit risks arise typically from cash and cash equivalents, bank deposits and from credit exposures in connection with outstanding receivables and committed transactions.

No credit limits were exceeded during the reported periods and Group’s management does not expect any losses from non-performance of these parties.

c)	Liquidity risk

Liquidity risk exists where the Group might encounter difficulties in meeting its financial obligations as they become due. The Group monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

Cash flow forecasting is performed by the Group’s finance department of each of the companies in the Group. The finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure that it has sufficient cash to meet operational needs, while maintaining sufficient headroom on its undrawn committed borrowing facilities, so that the Group does not breach any of its credit facilities. As of December 31, 2023, Gix Media did not meet the financial covenants on its long-term loans. As a result, these loans were reclassified to current liabilities. For more information, see note 4F above.

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods:

	Less than 1 year	1 – 2 years	2-3 years	3-5 years	Total
	USD in thousands
December 31, 2023
Trade accounts payable	13,248	-	-	-	13,248
Short term loans	8,982	-	-	-	8,982
Long term loans	-	234	-	-	234
Liability to event producers	967	-	-	-	967
Accrued expenses and other current liabilities	3,200	-	-	-	3,200
Lease liabilities	102	162	143	163	570
	26,499	396	143	163	27,201
December 31, 2022
Trade accounts payable	20,421	-	-	-	20,421
Short term loans	5,111	-	-	-	5,111
Long term loans	1,500	1,500	1,381	-	4,381
Liability to event producers	1,654	-	-	-	1,654
Accrued expenses and other current liabilities	3,148	-	-	-	3,148
Lease liabilities	148	148	133	214	643
	31,982	1,648	1,514	214	35,358

2)	Estimates of fair value

Below is an analysis of the financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 3).

Financial assets

A.	The following table presents the level 1 and level 3 fair value financial assets – investments in shares, warrants and SAFEs as of December 31, 2023, and December 31, 2022

	December 31, 2023			December 31, 2022
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Safe Foods Inc. shares	4	-	4	10	-	10
Maris-Tech Ltd. shares	107	-	107	84	-	84
Maris-Tech Ltd. warrants	-	12	12	-	13	13
Tondo Smart Ltd. shares	106	-	106	97	-	97
Safee shares	-	400	400	-	400	400
SciSparc shares (notes 4E and 4J)	83	-	83	659	-	659
Polyrizon warrants (note 4H)	-	105	105	-	399	399
Polyrizon SAFEs (note 4H)	-	-	-	-	302	302
Elbit Imaging Ltd. shares	468	-	468	613	-	613
Hydreight Technologies Inc. shares (note 4J)	104	-	104	-	-	-
Clearmind Medicine Inc. warrants	-	3	3	-	4	4
Clearmind Medicine Inc. shares	21	-	21	594	-	594
Metagramm shares (note 4O)	-	250	250	-	-	-
Colugo Systems Ltd. shares	-	400	400	-	400	400
Parazero SAFEs (note 4L)	-	-	-	-	520	520
Bubbles Intergroup Ltd. shares	98	-	98	151	-	151
Automax Ltd. warrants	6	-	6	9	-	9
Automax Ltd. shares	324	-	324	1,114	-	1,114
Elbit Medical Technologies Ltd. shares	12	-	12	-	-	-
Parazero shares (note 4L)	1,436	-	1,436	-	-	-
Total	2,769	1,170	3,939	3,331	2,038	5,369

B.	The following table presents the level 1 and level 3 fair value financial assets – loans to associates and others as of December 31, 2023, and December 31, 2022

	December 31, 2023			December 31, 2022
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Loan to Revoltz (note 4I)	-	62	62	-	62	62
Loan to Polyrizon (note 4H)	-	78	78	-	-	-
Loan to A.I Conversation Systems (note 4P)	-	-	-	-	940	940
Loan to Zig Miami 54 (note 4G)	-	1,545	1,545	-	-	-
Total	-	1,685	1,685	-	1,002	1,002

C.	The following table presents the level 1 and level 3 fair value financial assets included in other receivables as of December 31, 2023, and December 31, 2022

	December 31, 2023			December 31, 2022
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Shares receivable from the Amendment of the Buffalo Agreement (note 4J)	10	500	510	-	-	-
Total	10	500	510	-	-	-

D.	The following table presents the Level 1 financial assets – investments in shares and warrants roll-forward during the years ended December 31, 2023 and 2022:

	Safe Foods Inc shares	Tondo Smart Ltd shares	A.I Conversation Systems shares	Bubbles Intergroup Ltd. shares	Hydreight Technologies Inc shares	SciSparc shares	Maris-Tech Ltd. shares	Automax Ltd. warrants	Odysight.ai shares (*)	Clearmind Medicine Inc. shares	Elbit Imaging Ltd. shares	Automax Ltd. shares	Parazero shares	Elbit Medical Technologies Ltd. shares	Total
	USD in thousands
Balance as of January 1, 2022	53	429	-	-	-	911	-	-	-	-	-	1,676	-	-	3,069
Purchase of securities	-	-	75	306	-	32	75	69	-	1,512	-	214	-	-	2,283
Transfer from equity method	-	-	-	-	-	-	-	-	-	-	830	-	-	-	830
Transfer from Level 3 to Level 1	-	-	-	-	-	-	247	-	-	291	-	-	-	-	538
Net changes at fair value recognized through profit or loss	(43)	(55)	-	(155)	-	(15)	(238)	(1)	-	(1,209)	(217)	(776)	-	-	(2,709)
Sale of securities	-	(344)	(103)	-	-	(46)	-	(60)	-	-	-	-	-	-	(553)
Realized gain (loss)	-	67	28	-	-	(223)	-	1	-	-	-	-	-	-	(127)
Balance as of January 1, 2023	10	97	-	151	-	659	84	9	-	594	613	1,114	-	-	3,331
Purchase of securities	-	-	83	-	141	336	-	-	-	3	-	-	-	20	583
Transfer from (to) equity method	-	-	(43)	-	-	-	-	-	5,774	-	-	-	3,372	-	9,103
Net changes at fair value recognized through profit or loss	(6)	9	(40)	(53)	(37)	133	23	(3)	-	(576)	75	(790)	(1,936)	(8)	(3,209)
Sale of securities	-	-	-	-	-	(1,045)	-	-	(5,774)	-	(220)	-	-	-	(7,039)
Balance as of December 31, 2023	4	106	-	98	104	83	107	6	-	21	468	324	1,436	12	2,769

(*)	For more information, see note 4C.

E.	The following table presents the Level 3 financial assets – investments in shares, warrants and SAFEs roll-forward during the years ended December 31, 2023 and 2022:

	Maris- Tech Ltd. shares and warrants	Polyrizon warrants	Laminera shares	Gix Internet anti-dilution	Safe Foods Inc. warrants	Clearmind Medicine Inc. warrants	Clearmind Medicine Inc. anti-dilution	Safee shares	Parazero SAFEs	Polyrizon SAFEs	Colugo Systems Ltd. shares	Metagramm shares	Total
	USD in thousands
Balance as of January 1, 2022	303	516	126	469	34	-	-	400	-	-	-	-	1,848
Purchase of securities	25	-	-	-	-	197	40	-	520	314	400	-	1,496
Transfer to equity method	-	-	(633)	-	-	-	-	-	-	-	-	-	(633)
Transfer from Level 3 to Level 1	(247)	-	-	-	-	-	(299)	-	-	-	-	-	(546)
Net changes at fair value recognized through profit or loss	(68)	(117)	507	(469)	(34)	(193)	259	-	-	(12)	-	-	(127)
Balance as of January 1, 2023	13	399	-	-	-	4	-	400	520	302	400	-	2,038
Purchase of securities	-	-	-	-	-	-	-	-	-	-	-	250	250
Net changes at fair value recognized through profit or loss	(1)	(294)	-	-	-	(1)	-	-	130	12	-	-	(154)
SAFEs conversion	-	-	-	-	-	-	-	-	(650)	(314)	-	-	(964)
Balance as of December 31, 2023	12	105	-	-	-	3	-	400	-	-	400	250	1,170

F.	The following table presents the Level 3 financial assets – loans to associates and others roll-forward during the years ended December 31, 2023 and 2022:

	Loan to Revoltz	Loan to A.I Conversations Systems	Loan to Polyrizon	Loan to Zig Miami 54	Total
	USD in thousands
Balance as of January 1, 2022	60	-	-	-	60
Loans granted to associates and others	-	853	-	-	853
Net changes at fair value recognized through profit or loss	2	87	-	-	89
Balance as of January 1, 2023	62	940	-	-	1,002
Loans granted to associates and others	-	-	80	1,545	1,625
Net changes at fair value recognized through profit or loss	-	(219)	(2)	-	(221)
Loan conversion (see note 4P)	-	(721)	-	-	(721)
Balance as of December 31, 2023	62	-	78	1,545	1,685

G.	The following table presents the level 1 and level 3 fair value financial assets included in other receivables roll-forward during the year ended December 31, 2023:

	Shares receivable	Total
	USD in thousands
Balance as of January 1, 2023	-	-
Shares receivable from the Amendment of the Buffalo Agreement	937	937
Transfer to investments in shares	(181)	(181)
Net changes at fair value recognized through profit or loss	(246)	(246)
Balance as of December 31, 2023	510	510

Financial liabilities

Level 1 financial liabilities:

As of December 31, 2022, the Group had a financial liability measured at level 1 – Warrants C (see note 14b).

The fair value of financial instruments traded in active markets is based on quoted market prices at the statement of financial position date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

On July 19, 2023, the Warrants C expired and were removed from the trading list.

Level 3 financial liabilities:

As of December 31, 2023, and December 31, 2022, the Group has financial liabilities measured at level 3 – mainly from derivative liabilities of Jeffs’ Brands (see note 4E).

The fair value of the derivative liabilities of Jeffs’ Brands as of December 31, 2023, was calculated using the following unobservable inputs: share price: USD 3.05, expected volatility: 101.39%, exercise price: USD 14.14, risk-free interest rate: 3.93%, expected life: 3.91 years, weighted average cost of capital (WACC): 20.4%.

H.	The following table presents the financial liabilities that were measured at fair value through profit or loss:

	December 31,			December 31,
	2023			2022
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Fair value of warrants	-	1,874	1,874	396	4,159	4,555

I.	The following table presents the Level 1 financial liabilities roll-forward during 2023 and 2022:

USD in thousands
Balance as of January 1, 2023	396
Change in fair value of warrants issued to investors	(396)
Balance as of December 31, 2023	-

USD in thousands
Opening balance as of January 1, 2022	555
Changes in fair value of warrants	(159)
Closing balance as of December 31, 2022	396

J.	The following table presents the Level 3 financial liabilities roll-forward during 2023 and 2022:

USD in thousands
Balance as of January 1, 2023	4,159
Change in fair value of warrants issued in connection with the IPO of Jeffs’ Brands	(2,285)
Balance as of December 31, 2023	1,874

The following table presents the Level 3 financial liabilities roll-forward during 2022:

USD in thousands
Opening balance as of January 1, 2022	137
Issuance of warrants in connection with the IPO of Jeffs’ Brands (note 4E)	7,640
Changes in fair value of warrants issued in connection with the IPO of Jeffs’ Brands	(3,490)
Changes in fair value of warrants issued to lenders of Jeffs’ Brands upon IPO	(128)
Closing balance as of December 31, 2022	4,159